SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Basic and diluted loss per share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Numerator for earnings per share:
Net loss attributable to the Company's ordinary shareholders	$ (41,321)	$ (3,189,205)	$ (1,160,446)
Denominator for basic and diluted earnings per share:
Weighted average ordinary shares - basic	30,374	16,788	13,343
Weighted average ordinary shares - diluted	30,374	16,788	13,343
Per share amount
Per share - basic	$ (1.36)	$ (189.97)	$ (86.97)
Per share - diluted	$ (1.36)	$ (189.97)	$ (86.97)